Stockholders' Equity (Deficit), Series A Convertible Preferred Stock (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2017	May 31, 2017
Series A Convertible Preferred Stock [Abstract]
Proceeds from sale of stock		$ 0	$ 0	$ 100,000
Preferred stock, shares authorized (in shares)					10,000,000	40,000,000
Preferred stock, shares outstanding (in shares)		0
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred Stock [Abstract]
Shares issued (in shares)	28,884,540
Proceeds from sale of stock	$ 100,000
Preferred stock, shares authorized (in shares)		0	28,884,540
Preferred stock, shares issued (in shares)		0	28,884,540
Preferred stock, shares outstanding (in shares)		0	28,884,540
Conversion ratio		convertible 1:1 into common stock